Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses are comprised of the following:

	June 30, 2022	December 31, 2021
(In $ millions)
Accrued interest	105.7	15.3
Accrued goods and services received, not invoiced	14.7	7.7
Accrued payroll and bonus	3.7	6.2
Other accrued expenses (1)	31.7	31.7
Total	155.8	60.9
(1) Other accrued expenses includes holding costs incurred with the shipyards, professional fees, management fees and other accrued expenses related to rig operations.